Income Taxes (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-capital loss carry-forwards (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 23.9	$ 4.2
Non-capital loss carry-forwards (Mexico)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 0.1	$ 71.0